PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements of Comprehensive Loss
Net loss	¥ (442,083)	¥ (430,268)	¥ (326,900)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	86,570	61,434	(8,608)
Comprehensive loss	(355,513)	(368,834)	(335,508)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net loss	(442,083)	(430,268)	(326,900)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil income taxes	86,570	61,434	(8,608)
Comprehensive loss	¥ (355,513)	¥ (368,834)	¥ (335,508)